Background	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Background

(1) Background

Spark Therapeutics, Inc. was formed on March 13, 2013 in the state of Delaware as AAVenue Therapeutics, LLC and amended its Certificate of Formation in October 2013 to change its name to Spark Therapeutics LLC. In May 2014, the Company converted from a limited liability company (LLC) to a C corporation, Spark Therapeutics, Inc. (the Company). The Company is a gene therapy company, seeking to transform the lives of patients suffering from debilitating genetic diseases by developing one-time, life-altering treatments. The Company operates in one segment and has its principal offices in Philadelphia, Pennsylvania.

(a) Initial Public Offering (IPO)

On February 4, 2015, the Company completed its IPO, having sold 8,050,000 shares of common stock at an IPO price of $23.00 per share, for aggregate gross proceeds of $185.2 million. The Company received net proceeds from the IPO of $168.9 million, after deducting underwriting discounts and commissions and other offering expenses. As part of the IPO, all of the outstanding shares of preferred stock, including shares of preferred stock issued as accrued dividends, were converted into an aggregate of 10,200,050 shares of common stock.

(1) Background

Spark Therapeutics, Inc. was formed on March 13, 2013 in the state of Delaware as AAVenue Therapeutics, LLC and amended its Certificate of Formation in October 2013 to change its name to Spark Therapeutics LLC. In May 2014, the Company converted from a limited liability company (LLC) to a C corporation, Spark Therapeutics, Inc. (the Company). The Company is a gene therapy company, seeking to transform the lives of patients suffering from debilitating genetic diseases by developing one-time, life-altering treatments. The Company operates in one segment and has its principal offices in Philadelphia, Pennsylvania.

See Note 13 for a discussion of the Company’s initial public offering (IPO), which closed in January 2015.